Pre Merger Warrants - Additional Information (Detail) (USD $)	12 Months Ended		91 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued			42
Preferred Stock, Par or Stated Value Per Share		0.01	0.01
Proceeds from Issuance or Sale of Equity			1,000,000
Minimum [Member]
Class of Warrant or Right [Line Items]
Percentage of principle balance of notes on conversion price of notes	6.00%	10.00%	10.00%
Maximum [Member]
Class of Warrant or Right [Line Items]
Percentage of principle balance of notes on conversion price of notes	10.00%		50.00%